8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Fair Value of Options, Risk-free Interest Rate		1.29%
Fair Value of Options, Expected Life	5 years	5 years
Fair Value of Options, Expected Volatility		101.56%
Fair Value of Options, Expected Dividend Yield	0.00%	0.00%
Minimum
Fair Value of Options, Risk-free Interest Rate	1.32%
Fair Value of Options, Expected Volatility	104.30%
Maximum
Fair Value of Options, Risk-free Interest Rate	1.34%
Fair Value of Options, Expected Volatility	104.41%